                               PEARL MUTUAL FUNDS
                          2610 Park Avenue, PO Box 209
                              Muscatine, Iowa 52761

                                   May 6, 2002

BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Ladies and Gentlemen:

                               Pearl Mutual Funds
                       1933 Act Registration No. 333-53390
                       1940 Act Registration No. 811-10261

    In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Pearl Mutual Funds (the "Trust") certifies that:

         a. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust's registration statement on Form N-1A; and

          b. the text of the most recent post-effective amendment to the Trust's registration statement was filed electronically with the Commission via EDGAR on May 1, 2002.


                       Very truly yours,

                       PEARL MUTUAL FUNDS

                       /s/ Robert H. Solt

                       Robert H. Solt
                       Executive Vice President, Chief Operating Officer, Chief Financial Officer, Secretary and Treasurer